DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 97
Cost of revenue		95
Gross profit		2
Selling, general and administrative expenses		5
Operating loss		(3)
Other income, net		3
Income tax benefit
Loss from discontinued operations